Shareholder Report, Holdings (Details)	Oct. 31, 2025
Morningstar U.S. Equity Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Morningstar U.S. Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Morningstar U.S. Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Morningstar U.S. Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Morningstar U.S. Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Morningstar U.S. Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Morningstar U.S. Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Morningstar U.S. Equity Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar U.S. Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Morningstar U.S. Equity Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar U.S. Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Morningstar U.S. Equity Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Morningstar U.S. Equity Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Morningstar U.S. Equity Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Morningstar U.S. Equity Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Morningstar International Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Morningstar International Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Morningstar International Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Morningstar International Equity Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Morningstar International Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Morningstar International Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Morningstar International Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Morningstar International Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Morningstar International Equity Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Morningstar International Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar International Equity Fund - Institutional | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar International Equity Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Morningstar International Equity Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Morningstar International Equity Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Morningstar International Equity Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Morningstar International Equity Fund - Institutional | Europe (excluding United Kingdom) [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Morningstar International Equity Fund - Institutional | Pacific (excluding Japan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Morningstar International Equity Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Morningstar International Equity Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Morningstar Global Income Fund - Institutional | Asset Backed Securities Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar Global Income Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Morningstar Global Income Fund - Institutional | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Morningstar Global Income Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Morningstar Global Income Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Morningstar Global Income Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Morningstar Global Income Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Morningstar Global Income Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Morningstar Global Income Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Morningstar Global Income Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Morningstar Global Income Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Morningstar Global Income Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Morningstar Global Income Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Global Income Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Morningstar Global Income Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Morningstar Global Income Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Morningstar Global Income Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Morningstar Global Income Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Global Income Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Morningstar Global Income Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Global Income Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Morningstar Global Income Fund - Institutional | Europe (excluding United Kingdom) [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Morningstar Global Income Fund - Institutional | Pacific (excluding Japan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Global Income Fund - Institutional | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Morningstar Global Income Fund - Institutional | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Global Income Fund - Institutional | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Morningstar Global Income Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Morningstar Global Income Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Morningstar Global Income Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Morningstar Global Income Fund - Institutional | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Morningstar Global Income Fund - Institutional | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar Global Income Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Morningstar Total Return Bond Fund - Institutional | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Total Return Bond Fund - Institutional | Asset Backed Securities Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Morningstar Total Return Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Morningstar Total Return Bond Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Morningstar Total Return Bond Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Morningstar Total Return Bond Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Total Return Bond Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Morningstar Total Return Bond Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Total Return Bond Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Morningstar Total Return Bond Fund - Institutional | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Morningstar Total Return Bond Fund - Institutional | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Morningstar Total Return Bond Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Morningstar Total Return Bond Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Morningstar Total Return Bond Fund - Institutional | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Morningstar Total Return Bond Fund - Institutional | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Morningstar Total Return Bond Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Morningstar Total Return Bond Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Morningstar Municipal Bond Fund - Institutional | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Morningstar Municipal Bond Fund - Institutional | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Morningstar Municipal Bond Fund - Institutional | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Morningstar Municipal Bond Fund - Institutional | General Obligation Limited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Morningstar Municipal Bond Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Morningstar Municipal Bond Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar Defensive Bond Fund - Institutional | Asset Backed Securities Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Morningstar Defensive Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Morningstar Defensive Bond Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Morningstar Defensive Bond Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Morningstar Defensive Bond Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Morningstar Defensive Bond Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Morningstar Defensive Bond Fund - Institutional | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Morningstar Defensive Bond Fund - Institutional | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Morningstar Defensive Bond Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Morningstar Defensive Bond Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Defensive Bond Fund - Institutional | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar Defensive Bond Fund - Institutional | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Morningstar Defensive Bond Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Morningstar Multisector Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Morningstar Multisector Bond Fund - Institutional | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Morningstar Multisector Bond Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Morningstar Multisector Bond Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Multisector Bond Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Morningstar Multisector Bond Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Morningstar Multisector Bond Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Morningstar Multisector Bond Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Morningstar Multisector Bond Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Morningstar Multisector Bond Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Multisector Bond Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Morningstar Multisector Bond Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Morningstar Multisector Bond Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Morningstar Multisector Bond Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Morningstar Multisector Bond Fund - Institutional | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Morningstar Multisector Bond Fund - Institutional | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Morningstar Multisector Bond Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Morningstar Multisector Bond Fund - Institutional | Europe (excluding United Kingdom) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Morningstar Multisector Bond Fund - Institutional | Pacific (excluding Japan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Morningstar Multisector Bond Fund - Institutional | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Morningstar Multisector Bond Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Morningstar Multisector Bond Fund - Institutional | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Morningstar Multisector Bond Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Morningstar Global Opportunistic Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Morningstar Global Opportunistic Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Morningstar Global Opportunistic Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Morningstar Global Opportunistic Equity Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Global Opportunistic Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Morningstar Global Opportunistic Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Morningstar Global Opportunistic Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Morningstar Global Opportunistic Equity Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar Global Opportunistic Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Global Opportunistic Equity Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Morningstar Global Opportunistic Equity Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.80%
Morningstar Global Opportunistic Equity Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Global Opportunistic Equity Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Morningstar Global Opportunistic Equity Fund - Institutional | Europe (excluding United Kingdom) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Morningstar Global Opportunistic Equity Fund - Institutional | Pacific (excluding Japan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Global Opportunistic Equity Fund - Institutional | Other Less Than 2 % Each Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Morningstar Global Opportunistic Equity Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Morningstar Global Opportunistic Equity Fund - Institutional | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Morningstar Global Opportunistic Equity Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Alternatives Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Morningstar Alternatives Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Morningstar Alternatives Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Morningstar Alternatives Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Morningstar Alternatives Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar Alternatives Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Alternatives Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Morningstar Alternatives Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Morningstar Alternatives Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar Alternatives Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Morningstar Alternatives Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Morningstar Alternatives Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Morningstar Alternatives Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Morningstar Alternatives Fund - Institutional | Contracts for Difference [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Morningstar Alternatives Fund - Institutional | Other Less Than 2 % Each Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Morningstar Alternatives Fund - Institutional | Contracts for Difference - Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Morningstar Alternatives Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Morningstar Alternatives Fund - Institutional | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Morningstar Alternatives Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Morningstar Alternatives Fund - Institutional | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Morningstar Alternatives Fund - Institutional | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Morningstar Alternatives Fund - Institutional | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Alternatives Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar Alternatives Fund - Institutional | Other Less Than 2 % Each [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Morningstar Alternatives Fund - Institutional | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
Morningstar Alternatives Fund - Institutional | Contracts for Difference - Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.50%)